Critical Accounting Judgements, Estimates And Assumptions - Additional Information (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	$ 26,322,047	$ 16,567,982	$ 23,475,521	$ 12,236,974